Significant Accounting Policies and Recent Accounting Pronouncements:	6 Months Ended
Jun. 30, 2016
Significant Accounting Policies and Recent Accounting Pronouncements
Significant Accounting Policies and Recent Accounting Pronouncements:
2. Significant Accounting Policies and Recent Accounting Pronouncements:
A summary of the Partnership's significant accounting policies can be found in the Partnership's consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2015, filed with the Securities and Exchange Commission on April 18, 2016. There have been no material changes to these policies in the six month period ended June 30, 2016.
During the six month periods ended June 30, 2016 and 2015, charterers that individually accounted for more than 10% of the Partnership's revenues were as follows:

Charterer	2016	2015
A	67%	44%
B	17%	37%
C	16%	19%
	100%	100%

On January 1, 2016, the Company adopted Accounting Standards Update (ASU) 2015-02 Consolidation (Topic 810),Amendments to the Consolidation Analysis effective for the fiscal year ending December 31, 2016 and interim periods within this fiscal year. The guidance eliminates the deferral of FAS 167, which has allowed entities with interests in certain investment funds to follow the previous consolidation guidance in

FIN 46(R), and makes other changes to both the variable interest model and the voting model. While the guidance is aimed at asset managers, affects all reporting entities that have variable interests in other legal entities (e.g., limited partnerships, similar entities and certain corporations). In some cases, consolidation conclusions will change. In other cases, reporting entities will need to provide additional disclosures about entities that currently aren't considered variable interest entities (“VIEs”) but will be considered VIEs under the new guidance provided they have a variable interest in those VIEs. The adoption of this guidance had no impact on the Company's results of operations, cash flows and net assets for any period.

On January 1, 2016, the Company adopted ASU 2015-06 Effects of Historical Earnings per Unit of Master Limited Partnership Dropdown Transactions. The amendments in this Update specify that for purposes of calculating historical earnings per unit under the two-class method, the earnings (losses) of a transferred business for periods before the date of a dropdown of net assets accounted for as a common control transaction should be allocated entirely to the general partner. In that circumstance, the previously reported earnings per unit of the limited partners (which is typically the earnings per unit measure presented in the financial statements) would not change as a result of the dropdown transaction. Qualitative disclosures about how the rights to the earnings (losses) differ before and after the dropdown transaction occurs for purposes of computing earnings per unit under the two-class method also are required. The adoption of this update had no impact on the Company's results of operations, cash flows and net assets for any period.
Recent Accounting Pronouncements:
ASU 2014-15: In August 2014, FASB issued ASU 2014-15, Presentation of Financial Statements - Going Concern. ASU 2014-15 provides guidance about management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. ASU 2014-15 requires an entity's management to evaluate at each reporting period based on the relevant conditions and events that are known at the date when financial statements are issued, whether there are conditions or events, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued and to disclose the necessary information. The guidance is effective for annual periods ending after December 15, 2016 and for annual periods and interim periods thereafter. Early application is permitted. Management is in the process of assessing the impact of the new standard on the Partnership's consolidated financial position and performance.
ASU 2015-11: In July 2015, the FASB issued ASU 2015-11, Simplifying the Measurement of Inventory. ASU 2015-11 simplifies the subsequent measurement of inventory by replacing today's lower of cost or market test with a lower of cost and net realizable value test. The guidance applies only to inventories for which cost is determined by methods other than last-in first-out (LIFO) and the retail inventory method (RIM). Entities that use LIFO or RIM will continue to use existing impairment models. The guidance is effective for public business entities for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption is permitted, and the new guidance must be applied prospectively after the date of adoption.  Management is in the process of assessing the impact of the new standard on the Partnership's consolidated financial position and performance.
ASU 2015-14:  In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which will supersede the current revenue recognition guidance and outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. The ASU 2014-09 was amended by ASU 2015-14, Revenue from Contracts with Customers: Deferral of the Effective Date, which was issued in August 2015. Public entities can now elect to defer implementation of ASU 2014-09 to interim and annual periods beginning after December 15, 2017. Additionally, ASU 2015-14 permits early adoption of the standard but not before the original effective date, i.e. annual period beginning after December 15, 2016. The standard permits the use of either the retrospective or cumulative effect transition method. Furthermore, in March 2016, April 2016 and May 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10 Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing and ASU 2016-12 Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients, respectively, which clarify the guidance in ASU 2014-09. The amendments in these updates have the same effective date and transition requirements as the original standard. Based on current circumstances, the adoption of this new standard is not expected to have a material effect on the Partnership's future or historical financial position, results of operations or cash flows. The Partnership will evaluate the impact that ASU 2014-09 and related amendments might have on its future consolidated financial statements, if relevant circumstances arise.
ASU 2016-01: In January 2016, the FASB issued ASU 2016-01, Financial Instruments- Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this Update affect all entities that hold financial assets or owe financial liabilities and address certain aspects of recognition, measurement, presentation and disclosure of financial instruments. More precisely, the amendments in this Update i) require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee), ii) an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, iii) eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement for to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities, iv) require public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes and v) require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The amendments to the FASB Accounting Standards Codification prescribed in this Update are not expected to have a material effect on the Partnership's future financial position.
ASU 2016-02: In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) which provides new guidance related to accounting for leases and supersedes existing U.S. GAAP on lease accounting. The ASU will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases, unless the lease is a short term lease.
Lessee accounting: A short term lease is defined in the ASU as a lease that, at the commencement date, has a lease term of 12 months or less and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise.  The lease term is defined as the non-cancellable period for which a lessee has the right to use an underlying asset, together with all of the following: periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option; and periods covered by an option to extend (or not to terminate) the lease in which exercise of the option is controlled by the lessor.
For short term leases, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. Leases not considered short term - For all other leases, the lessee will be required to recognize the following at the commencement date of the lease: (1) a lease liability, which is a lessee's obligation to make lease payments arising from a lease, measured on a discounted basis; and (2) a right-of-use asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term. When measuring assets and liabilities arising from a lease, a lessee (and a lessor) should include payments to be made in optional periods only if the lessee is reasonably certain to exercise an option to extend the lease.  Similarly, optional payments to purchase the underlying asset should be included in the measurement of lease assets and lease liabilities only if the lessee is reasonably certain to exercise that purchase option. Reasonably certain is a high threshold that is consistent with and intended to be applied in the same way as the reasonably assured threshold in the current leases guidance. In addition, a lessee (and a lessor) should exclude most variable lease payments in measuring lease assets and lease liabilities, other than those that depend on an index or a rate or are in substance fixed payments.
Consistent with current guidance, the recognition, measurement and presentation in the statements of income and cash flows will depend on the lease's classification as finance or operating lease. For finance leases, a lessee is required to recognize interest on the lease liability separately from amortization of the right-of-use asset in the statement of income; and classify repayments of the principal portion of the lease liability within financing activities and payments of interest on the lease liability and variable lease payments within operating activities in the statement of cash flows. For operating leases, a lessee is required to recognize a single lease cost in the statement of income (which will include both the amortization of the right-of-use asset and the “interest” element associated with the lease liability), calculated so that the cost of the lease is allocated over the lease term on a generally straight-line basis; and classify all cash payments within operating activities in the statement of cash flows.
Lessor accounting: Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and Topic 606, Revenue from Contracts with Customers.

Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted for all public business entities and all nonpublic business entities upon issuance. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. The adoption of this new standard is not expected to have a material effect on the Partnership's future or historical financial position, results of operations or cash flows.

ASU 2016-13: In June 2016, the FASB issued ASU 2016-13- Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities.  For public entities, the amendments of this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years.  Early application is permitted. Management is in the process of assessing the impact of the amendment of this Update on the Company's consolidated financial position and performance.